Number of Employees - Additional Information (Detail) - Employees	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number of employees [line items]
Number of employees employed	23,757	26,543	28,318
Aegon N.V [member]
Disclosure of number of employees [line items]
Number of employees employed	0	0